COMMITMENTS - Agreements to Purchase Intellectual Property (Details)	Mar. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Aug. 11, 2010 USD ($) item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2018 USD ($)
Commitments
Noncurrent Royalty Obligation				$ 500,000	$ 540,000
Australian Asset Purchase Agreement
Commitments
Number of therapeutic candidates | item			3
Upfront initial payment per agreement			$ 500,000
Aggregate payments made				1,500,000
Australian Asset Purchase Agreement | Minimum
Commitments
Percentage of revenues to be paid in the future			7.00%
Australian Asset Purchase Agreement | Maximum
Commitments
Percentage of revenues to be paid in the future			20.00%
German Publicly Traded Company Arrangement
Commitments
Upfront initial payment per agreement		$ 1,000,000
German Publicly Traded Company Arrangement | Maximum
Commitments
Royalties percentage		30.00%
U.S. Private Company Arrangement
Commitments
Upfront initial payment per agreement	$ 1,500,000
Milestones to be paid	2,000,000
Noncurrent Royalty Obligation				500,000	$ 540,000	$ 500,000
Aggregate payments made				$ 3,000,000
U.S. Private Company Arrangement | Maximum
Commitments
Milestones to be paid	$ 2,000,000